UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Ajax Mortgage Loan Trust 2022-B
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001724445

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Larry Mendelsohn, Manager, (503) 226-4614

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREAT AJAX FUNDING LLC
(Depositor)

By:	/s/ Larry Mendelsohn
Name:Larry Mendelsohn
Title:Manager

Date: May 26, 2022

EXHIBIT INDEX

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (“AMC”)

Schedule 1 – AMC Due Diligence Executive Summary

Schedule 2 – AMC Collection Comment Report

Schedule 3 – AMC Loan Level Exception – Disposition (Loan Grades)

Schedule 4 – AMC Exception Ratings Report

Schedule 5 – AMC Data Compare Report

Schedule 6 – AMC Pay History Report

Schedule 7 – AMC Title Report

99.2	Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP (“Mortgage Connect”)

Schedule 1 – Mortgage Connect Due Diligence Executive Summary

Schedule 2 – Mortgage Connect Title Lien Report

Schedule 3 – Mortgage Connect Delinquent Tax Report